Document and Entity Information	Apr. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2026
Entity File Number	001-34079
Entity Registrant Name	Opus Genetics, Inc.
Entity Central Index Key	0001228627
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3516358
Entity Address, Address Line One	8 Davis Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	984
Local Phone Number	884-6030
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false